CONCENTRATION OF CREDIT RISK - Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONCENTRATION OF CREDIT RISK
Net revenues	¥ 10,506,250	$ 1,479,774	¥ 9,367,595	¥ 6,866,262
Customer A | Revenues
CONCENTRATION OF CREDIT RISK
Net revenues	2,576,662		1,900,540	951,328
Customer B | Revenues
CONCENTRATION OF CREDIT RISK
Net revenues	¥ 2,161,444		¥ 2,027,548	¥ 1,387,685